REVERSE RECAPITALIZATION - Additional Information (Details) - USD ($)				3 Months Ended	9 Months Ended				12 Months Ended
	Jan. 31, 2023	Jan. 30, 2023	Aug. 30, 2022	Mar. 31, 2024 [1]	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Jun. 30, 2024	[1]	Jun. 30, 2023	[2],[3]	Mar. 31, 2023	[2],[3]	Dec. 31, 2022		Dec. 31, 2021	[4]
Business Acquisition [Line Items]
Common stock, shares issued	783,098				5,686,498				922,362								5,556,857
Common stock, shares outstanding	783,098				5,686,498				922,362								5,556,857
Granted, outstanding vested and unvested shares, options					185,642				188,865								3,133,270
Options, exercisable					96,311				2,954,137
Proceeds from business combination					$ 3,200,000				$ 3,200,000
Proceeds from reverse recapitalization							$ 3,243,079		$ 3,243,079
Originally Reported
Business Acquisition [Line Items]
Common stock, shares issued	31,323,904								36,894,323
Common stock, shares outstanding	31,323,904								36,894,323
Granted, outstanding vested and unvested shares, options									7,547,750
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs					6,620				22,213								542,706
Restricted Stock Units (RSUs) [Member] | Originally Reported
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs									888,373
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding	28,750
Sponsor shares forfeited	8,355,393
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock, shares outstanding	1,150,000
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member]
Business Acquisition [Line Items]
Shares transferred	3,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member] | Originally Reported
Business Acquisition [Line Items]
Shares transferred	150,000
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member]
Business Acquisition [Line Items]
Shares transferred	1,250
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member] | Originally Reported
Business Acquisition [Line Items]
Shares transferred	50,000
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Private Placement | Sponsor
Business Acquisition [Line Items]
Cancellation of warrants	9,700,000
Services Agreement With Anzu Partners [Member]
Business Acquisition [Line Items]
Payment to business combination			$ 500,000						$ 500,000
Warrant with strike price			$ 0.01
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued					2,388,905				2,388,905								23,237,703
Preferred stock, shares outstanding					2,388,905				2,388,905								23,237,703
Conversion of shares	1,361,787
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding	650,000
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Originally Reported
Business Acquisition [Line Items]
Preferred stock, shares outstanding	650,000
Common Stock [Member]
Business Acquisition [Line Items]
Common stock deemed value per share	$ 400
Equity awards, shares outstanding				963,314	5,686,498	[1]	888,869	[2],[3]	36,894,323	[4]	3,247,323		882,209		839,641		138,922	[2],[3]	5,153,286
Equity awards, shares	91,899			40,000
Conversion of preferred stock in to common stock	580,943
Conversion of stock	138,922
Common stock after conversion	29,189
Conversion of shares	34,045								1,300,000	[4]
Options, exercisable	78,332
Common Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock deemed value per share	$ 10
Equity awards, shares outstanding									922,362	[1]							5,556,857	[4]
Equity awards, shares	3,675,976
Conversion of preferred stock in to common stock	23,237,703
Conversion of stock	5,556,857
Common stock after conversion	1,167,557
Conversion of shares	1,361,787
Options, exercisable	3,133,270
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs	13,568
Common Stock [Member] | Restricted Stock Units (RSUs) [Member] | Originally Reported
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs	542,706
Preferred Stock [Member] | Services Agreement With Anzu Partners [Member]
Business Acquisition [Line Items]
Number of outstanding warrants to purchase shares			500,000
Legacy Nuburu [Member]
Business Acquisition [Line Items]
Common stock, shares issued	10,782,091
Common stock, shares outstanding	10,782,091	2,642,239
Preferred stock, shares issued	40,392,723
Preferred stock, shares outstanding	40,392,723
Equity awards, shares issued	7,132,467
Equity awards, shares outstanding	7,132,467
Granted, outstanding vested and unvested shares, options		6,079,467
Transaction expenses					$ 3,200,000				$ 3,200,000
Legacy Nuburu [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock, shares outstanding	10,782,091
Legacy Nuburu [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs		1,053,000
Legacy Nuburu [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued	15,478
Legacy Nuburu [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock deemed value per share	$ 400
Number of outstanding warrants to purchase shares	4,000,000
Conversion of shares		2,642,239
Legacy Nuburu [Member] | Common Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock deemed value per share	$ 10
Tailwind [Member]
Business Acquisition [Line Items]
Transaction expenses					$ 2,500,000				$ 2,500,000
Tailwind [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued	316,188
Tailwind [Member] | Class B Common Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Sponsor shares forfeited	8,355,393
Lincoln Park [Member] | Purchase Agreement [Member]
Business Acquisition [Line Items]
Stock repurchase program, period in force	48 months
Number of share issued	5,000
Lincoln Park [Member] | Purchase Agreement [Member] | Originally Reported
Business Acquisition [Line Items]
Number of share issued	200,000
Lincoln Park [Member] | Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase of common stock	$ 100,000,000

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Capitalization for more information.
[4]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.